Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of accounts receivable

	As of December 31,
	2020	2021
	RMB	RMB	US$
Accounts receivable	325,606	263,000	41,270
Allowance for credit losses	(100,020)	(92,695)	(14,545)

Accounts receivable, net	225,586	170,305	26,725

Schedule of movement in the allowance for credit losses
The movements in the allowance for credit losses were as follows:

	Year ended December 31
	2020	2021
	RMB	RMB	USD
Balance as of January 1	109,315	100,020	15,695
Adoption of ASC 326	9,053	—	—
Amounts charged to expenses	(2,973)	(1,462)	(230)
Amounts written off	(10,099)	(3,951)	(620)
Disposal of a subsidiary	(68)	—	—
Foreign Exchange effect	(5,208)	(1,912)	(300)

Balance as of December 31	100,020	92,695	14,545